CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,109	$ 1,044	$ 2,200
Accounts receivable, net of allowance for doubtful accounts of $18, $12 and $20 at March 31, 2013, December 31, 2012 and December 31, 2011 respectively	166	107	117
Inventory, net of reserves of $44, $52 and $64 at March 31, 2013, December 31, 2012 and December 31, 2011 respectively	439	524	520
Other current assets	247	198	54
Total current assets	1,961	1,873	2,891
Property and equipment, net	1,263	1,274	1,033
Other assets	361	331	386
Total noncurrent assets	1,624	1,605	1,419
TOTAL ASSETS	3,585	3,478	4,310
CURRENT LIABILITIES:
Short-term notes payable	61	79	30
Current portion of long-term debt	100	4	25
Notes payable - past due	0	419	362
Accounts payable	878	765	1,102
Accrued liabilities	436	1,038	757
Deferred revenue	65	40	453
Total current liabilities	1,540	2,345	2,729
Long-term debt payable, less current portion	183	0	4
TOTAL LIABILITIES	1,723	2,345	2,733
STOCKHOLDERS' EQUITY :
Common stock, $.001 Par value; 145,000 shares authorized, 65,492 and 62,282 shares issued and outstanding as of March, 31 2013 and December 31, 2012, respectively and 100,000 shares authorized and 52,211 shares issued and outstanding as of December 31, 2011	66	62	52
Additional paid-in capital	95,813	93,273	86,614
Treasury stock, at cost	(104)	(104)	(104)
Accumulated deficit	(93,913)	(92,098)	(85,089)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	1,862	1,133	1,473
Non-controlling interest	0	0	104
TOTAL STOCKHOLDERS' EQUITY	1,862	1,133	1,577
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,585	$ 3,478	$ 4,310